UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)

As of February 28, 2019

		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value ($000)
Convertible Bonds (52.5%)
Communication Services (4.6%)
1	Gannett Co. Inc. Cvt.	4.750%	4/15/24	USD	4,675	5,277
1	Liberty Media Corp. Cvt.	2.125%	3/31/48	USD	2,000	1,961
1	Liberty Media Corp. Cvt.	2.250%	12/1/48	USD	4,740	5,007
1	Live Nation Entertainment Inc. Cvt.	2.500%	3/15/23	USD	3,400	3,799
						16,044
Consumer Discretionary (4.9%)
	EDION Corp. Cvt.	0.000%	6/19/25	JPY	100,000	931
	Kyoritsu Maintenance Co. Ltd. Cvt.	0.000%	3/31/21	JPY	200,000	1,911
1	Liberty Expedia Holdings Inc. Cvt.	1.000%	6/30/47	USD	4,525	4,452
	Lotte Shopping Co. Ltd. Cvt.	0.000%	4/4/23	KRW	4,000,000	3,339
	NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	1,000	1,002
	Sony Corp. Cvt.	0.000%	9/30/22	JPY	104,000	1,155
	Tesla Inc. Cvt.	1.250%	3/1/21	USD	3,950	4,340
						17,130
Consumer Staples (3.3%)
1	Herbalife Ltd. Cvt.	2.625%	3/15/24	USD	6,660	7,253
	Orpar SA Cvt.	0.000%	6/20/24	EUR	3,600	4,233
						11,486
Energy (2.9%)
1	Cheniere Energy Inc. Cvt.	0.000%	5/28/21	USD	5,710	5,891
	Chesapeake Energy Corp. Cvt.	5.500%	9/15/26	USD	2,090	1,914
	Green Plains Inc. Cvt.	4.125%	9/1/22	USD	2,650	2,466
						10,271
Financials (4.2%)
	Blackstone Mortgage Trust Inc. Cvt.	4.375%	5/5/22	USD	4,500	4,508
	BofA Finance LLC Cvt.	0.250%	5/1/23	USD	2,690	2,594
	JPMorgan Chase Bank NA Cvt.	0.000%	12/30/20	USD	1,800	1,951
1	JPMorgan Chase Financial Co. LLC Cvt.	0.250%	5/1/23	USD	2,805	2,705
	PRA Group Inc. Cvt.	3.500%	6/1/23	USD	3,000	2,921
						14,679
Health Care (5.2%)
	BioMarin Pharmaceutical Inc. Cvt.	0.599%	8/1/24	USD	2,975	3,103
	Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	3,000	3,709
	Toho Holdings Co. Ltd. Cvt.	0.000%	6/23/23	JPY	430,000	4,014
1	Wright Medical Group Inc. Cvt.	1.625%	6/15/23	USD	6,760	7,512
						18,338
Industrials (11.1%)
	Arconic Inc. Cvt.	1.625%	10/15/19	USD	2,504	2,473
	Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	2,750	2,601
	China Conch Venture Holdings International Ltd. Cvt.	0.000%	9/5/23	HKD	31,000	3,924
	Huron Consulting Group Inc. Cvt.	1.250%	10/1/19	USD	1,040	1,018
	Kandenko Co. Ltd. Cvt.	0.000%	3/31/21	JPY	140,000	1,307
	Macquarie Infrastructure Corp. Cvt.	2.875%	7/15/19	USD	8,962	8,916
	Minebea Mitsumi Inc. Cvt.	0.000%	8/3/22	JPY	290,000	2,995
	Navistar International Corp. Cvt.	4.750%	4/15/19	USD	7,770	7,776

	Safran SA Cvt.	0.000%	6/21/23	EUR	1,681	2,090
	Shanghai Port Group BVI Holding Co. Ltd. Cvt.	0.000%	8/9/22	USD	5,469	5,579
						38,679
Information Technology (6.2%)
	Inphi Corp. Cvt.	1.125%	12/1/20	USD	1,185	1,444
	Microchip Technology Inc. Cvt.	1.625%	2/15/27	USD	1,200	1,379
	OSI Systems Inc. Cvt.	1.250%	9/1/22	USD	1,265	1,278
1	Palo Alto Networks Inc. Cvt.	0.750%	7/1/23	USD	4,265	4,743
	Semiconductor Manufacturing International Corp. Cvt.	0.000%	7/7/22	USD	1,000	1,062
1	Splunk Inc. Cvt.	0.500%	9/15/23	USD	6,330	7,065
	STMicroelectronics NV Cvt.	0.250%	7/3/24	USD	2,800	2,991
1	Zendesk Inc. Cvt.	0.250%	3/15/23	USD	555	766
	Zhen Ding Technology Holding Ltd. Cvt.	0.000%	6/26/19	USD	1,000	1,048
						21,776
Materials (2.3%)
	Angang Steel Co. Ltd. Cvt.	0.000%	5/25/23	HKD	10,000	1,233
	Asia Cement Corp. Cvt.	0.000%	9/21/23	USD	300	311
	LG Chem Ltd. Cvt.	0.000%	4/16/21	USD	2,600	2,654
	SSR Mining Inc. Cvt.	2.875%	2/1/33	USD	2,910	2,935
	Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	90,000	882
						8,015
Real Estate (5.0%)
	Consus Real Estate AG Cvt.	4.000%	11/29/22	EUR	6,000	6,070
	Deutsche Wohnen SE Cvt.	0.600%	1/5/26	EUR	1,900	2,299
1	Empire State Realty OP LP Cvt.	2.625%	8/15/19	USD	5,049	5,006
	Grand City Properties SA Cvt.	0.250%	3/2/22	EUR	700	844
	IH Merger Sub LLC Cvt.	3.500%	1/15/22	USD	1,294	1,442
	Nexity SA Cvt.	0.000%	1/1/23	EUR	1,739	1,990
						17,651
Utilities (2.8%)
	China Yangtze Power International BVI 1 Ltd. Cvt.	0.000%	11/9/21	USD	1,772	1,952
	Kyushu Electric Power Co. Inc. Cvt.	0.000%	3/31/22	JPY	330,000	3,085
1	NRG Energy Inc. Cvt.	2.750%	6/1/48	USD	4,280	4,777
						9,814
Total Convertible Bonds (Cost $183,534)						183,883

					Shares
Convertible Preferred Stocks (6.8%)
Financials (0.8%)
	Wells Fargo & Co. Pfd.	7.500%	Perpetual		2,325	2,989

Real Estate (1.8%)
	QTS Realty Trust Inc. Pfd.	6.500%	Perpetual		59,520	6,209

Utilities (4.2%)
	DTE Energy Co. Pfd.	6.500%	10/1/19		83,550	4,631
	Sempra Energy Pfd.	6.750%	7/15/21		58,100	6,096
	Vistra Energy Corp. Pfd.	7.000%	7/1/19		39,100	3,859
						14,586
Total Convertible Preferred Stocks (Cost $23,042)						23,784

Temporary Cash Investment (38.2%)
Money Market Fund (38.2%)
2	Vanguard Market Liquidity Fund (Cost $133,736)	2.563%	1,337,252	133,738
Total Investments (97.5%) (Cost $340,312)				341,405
Other Assets and Liabilities-Net (2.5%)				8,643
Net Assets (100%)				350,048

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $66,214,000, representing 18.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	3/7/19	EUR	16,668	USD	18,927	44	—
UBS AG	3/7/19	JPY	979,100	USD	8,956	—	(167)
UBS AG	3/7/19	EUR	7,156	USD	8,189	—	(45)
UBS AG	3/7/19	KRW	5,393,000	USD	4,820	—	(24)
UBS AG	3/7/19	AUD	5,128	USD	3,690	—	(52)
UBS AG	3/7/19	USD	45,613	EUR	39,861	244	—
UBS AG	3/7/19	USD	32,802	JPY	3,558,900	855	—
UBS AG	3/7/19	USD	9,774	KRW	10,956,000	30	—
UBS AG	3/7/19	USD	5,083	HKD	39,813	10	—
UBS AG	3/7/19	USD	3,684	AUD	5,128	46	—
UBS AG	3/7/19	USD	309	TWD	9,513	—	—
						1,229	(288)

AUD—Australian dollar.

EUR—euro.

HKD—Hong Kong dollar.

JPY—Japanese yen.

KRW—South Korean won.

TWD—Taiwanese dollar.

USD—U.S. dollar.

At February 28, 2019, a counterparty had deposited in a segregated account securities with a value of $920,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Convertible Bonds	—	183,883	—
Convertible Preferred Stocks	—	23,784	—
Temporary Cash Investments	133,738	—	—
Forward Currency Contracts—Assets	—	1,229	—
Forward Currency Contracts—Liabilities	—	(288)	—
Total	133,738	208,608	—

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.